THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND January 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.7%

	Shares	Value
BUSINESS SERVICES — 11.6%
IHS Markit Ltd.*	9,502,046	$749,331,347
Visa Inc., Cl A (A)	6,614,741	1,316,135,017

		2,065,466,364

COMMUNICATION SERVICES — 16.2%
Alphabet Inc., Cl A*	740,638	1,061,171,314
Facebook Inc., Cl A*	4,154,861	838,907,984
Netflix Inc.*	1,491,423	514,675,163
Snap Inc., Cl A* (A)	25,410,047	467,036,664

		2,881,791,125

CONSUMER STAPLES — 3.5%
The Estée Lauder Companies Inc., Cl A	3,188,844	622,334,795

CONSUMER DISCRETIONARY — 8.4%
Amazon.com Inc.*	309,493	621,684,779
Nike Inc., Cl B	9,043,735	870,911,681

		1,492,596,460

FINANCIALS — 9.9%
CME Group Inc., Cl A	4,048,420	878,952,466
S&P Global Inc.	3,031,225	890,361,719

		1,769,314,185

HEALTH CARE — 12.0%
Align Technology*	2,434,281	625,853,645
Illumina Inc.* (A)	2,479,125	719,119,789
Intuitive Surgical Inc.*	1,410,478	789,557,375

		2,134,530,809

INFORMATION TECHNOLOGY — 22.4%
Adobe Inc.*	2,792,870	980,688,372
Intuit Inc.	2,565,479	719,309,002
Microsoft Corp.	2,589,530	440,815,692
NVIDIA Corp.	3,534,271	835,607,692
PayPal Holdings Inc.*	8,764,399	998,177,402

		3,974,598,160

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THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND January 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 3.2%
Ecolab Inc.	2,918,119	$572,272,317

REAL ESTATE — 10.5%
American Tower Corp., Cl A	4,330,723	1,003,601,748
Equinix Inc.	1,465,531	864,267,597

		1,867,869,345

TOTAL COMMON STOCK
(Cost $9,305,810,779)		17,380,773,560

SHORT-TERM INVESTMENT — 2.4%

Fidelity Institutional Money Market Funds—Government Portfolio,
Cl I, 1.460% (B)
(Cost $415,441,467)	415,441,467	415,441,467

TOTAL INVESTMENTS — 100.1%
(Cost $9,721,252,246)		$17,796,215,027

Percentages are based on Net Assets of $17,784,292,162.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2020. The total market value of securities on loan at January 31, 2020 was $463,229,538.
(B)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class

Ltd. — Limited

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

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THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND January 31, 2020 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-2900

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